Non-Controlling Interests (Notes)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Non-Controlling Interests	Non-Controlling Interests
The Corporation’s subsidiaries and operations that have non-controlling interests are as follows:

Subsidiary/Operation	Non-controlling interest as at Dec. 31, 2019
TransAlta Cogeneration L.P.	49.99% - Canadian Power Holdings Inc.
TransAlta Renewables	39.6% - Public shareholders
Kent Hills Wind LP(1)	17% - Natural Forces Technologies Inc.
 (1) Owned by TransAlta Renewables.

TransAlta Cogeneration, L.P. (“TA Cogen”) operates a portfolio of cogeneration facilities in Canada and owns 50 per cent of a coal facility. TransAlta Renewables owns and operates a portfolio of gas and renewable power generation facilities in Canada and owns economic interests in various other gas and renewable facilities of the Corporation.
Summarized financial information relating to subsidiaries with significant non-controlling interests is as follows:
A. TransAlta Renewables

The net earnings, distributions and equity attributable to non-controlling interests include the 17 per cent non-controlling interest in the 167 MW Kent Hills wind farm located in New Brunswick.
The South Hedland facility achieved commercial operation on July 28, 2017. On Aug. 1, 2017, the Corporation converted its 26.1 million Class B shares held in TransAlta Renewables into 26.4 million common shares of TransAlta Renewables. At that time, the Corporation’s equity participation percentage in TransAlta Renewables increased to 64 per cent from 59.8 per cent. The Class B shares were converted at a ratio greater than 1:1 because the construction and commissioning costs for the project were below the referenced costs agreed to with TransAlta Renewables.
On May 31, 2018, TransAlta Renewables implemented a dividend reinvestment plan ("DRIP") for Canadian holders of common shares of TransAlta Renewables. Commencing with the dividend paid on July 31, 2018, eligible shareholders may elect to automatically reinvest monthly dividends into additional common shares of the Corporation.
As a result of the conversion of the Class B shares, the DRIP and the Offering described in Note 4(O), the Corporation’s share of ownership and equity participation in TransAlta Renewables has changed as follows:

Period	Ownership and voting rights percentage	Equity participation percentage
Jan. 6, 2016 to July 31, 2017	64.0	59.8
Aug. 1, 2017 to June 21, 2018	64.0	64.0
June 22, 2018 to July 30, 2018	61.1	61.1
July 31, 2018 to Nov. 29, 2018	61.0	61.0
Nov. 30, 2018 to Dec. 31, 2018	60.9	60.9
Jan. 1, 2019 to Mar. 31, 2019	60.8	60.8
Apr. 1, 2019 to June 30, 2019	60.6	60.6
July 1, 2019 to Sept. 30, 2019	60.5	60.5
Oct. 1, 2019 to Dec. 31, 2019	60.4	60.4

Year ended Dec. 31	2019	2018	2017
Revenues	446	462	459
Net earnings	183	241	13
Total comprehensive income	138	281	(24)
Amounts attributable to the non-controlling interests:
Net earnings	73	94	11
Total comprehensive income	56	110	—
Distributions paid to non-controlling interests	69	79	85

As at Dec. 31	2019	2018
Current assets	293	250
Long-term assets	3,409	3,497
Current liabilities	(152)	(159)
Long-term liabilities	(1,237)	(1,192)
Total equity	(2,313)	(2,396)
Equity attributable to non-controlling interests	(941)	(961)
Non-controlling interests’ share (per cent)	39.6	39.1

B. TA Cogen

Year ended Dec. 31	2019	2018	2017
Results of operations
Revenues	181	185	175
Net earnings	43	29	61
Total comprehensive income	43	29	61
Amounts attributable to the non-controlling interest:
Net earnings	21	14	31
Total comprehensive income	21	14	31
Distributions paid to Canadian Power Holdings Inc.	37	86	87

As at Dec. 31	2019	2018
Current assets	41	82
Long-term assets	328	354
Current liabilities	(27)	(54)
Long-term liabilities	(19)	(28)
Total equity	(323)	(354)
Equity attributable to Canadian Power Holdings Inc.	(160)	(176)
Non-controlling interest share (per cent)	49.99	49.99